SHAREHOLDERS' EQUITY (Information About Share Options Outstanding)(Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding, Outstanding | shares	1,757,170
Number Exercisable, Exercisable | shares	689,369
0.93-1.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.93
Exercise Prices, maximum	$ 1.25
Number outstanding, Outstanding | shares	17,806
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 4 months 2 days
Weighted Average Exercise Price, Outstanding	$ 1.23
Number Exercisable, Exercisable | shares	17,806
Weighted Average Exercise Price, Exercisable	$ 1.23
4.20-6.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	4.20
Exercise Prices, maximum	$ 6.70
Number outstanding, Outstanding | shares	62,319
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 7 months 2 days
Weighted Average Exercise Price, Outstanding	$ 5.91
Number Exercisable, Exercisable | shares	62,319
Weighted Average Exercise Price, Exercisable	$ 5.91
7.40-7.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	7.40
Exercise Prices, maximum	$ 7.91
Number outstanding, Outstanding | shares	164,677
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 6 months 29 days
Weighted Average Exercise Price, Outstanding	$ 7.82
Number Exercisable, Exercisable | shares	107,221
Weighted Average Exercise Price, Exercisable	$ 7.82
8.38-8.89 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	8.38
Exercise Prices, maximum	$ 8.89
Number outstanding, Outstanding | shares	437,380
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 1 month 10 days
Weighted Average Exercise Price, Outstanding	$ 8.66
Number Exercisable, Exercisable | shares	293,066
Weighted Average Exercise Price, Exercisable	$ 8.60
9.04-9.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	9.04
Exercise Prices, maximum	$ 9.58
Number outstanding, Outstanding | shares	54,417
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 1 month 24 days
Weighted Average Exercise Price, Outstanding	$ 9.07
Number Exercisable, Exercisable | shares	26,329
Weighted Average Exercise Price, Exercisable	$ 9.08
10.08-10.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	10.08
Exercise Prices, maximum	$ 10.93
Number outstanding, Outstanding | shares	357,930
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 3 months 4 days
Weighted Average Exercise Price, Outstanding	$ 10.28
Number Exercisable, Exercisable | shares	123,878
Weighted Average Exercise Price, Exercisable	$ 10.47
11.39-12.46 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	11.39
Exercise Prices, maximum	$ 12.46
Number outstanding, Outstanding | shares	662,641
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 7 days
Weighted Average Exercise Price, Outstanding	$ 11.84
Number Exercisable, Exercisable | shares	58,750
Weighted Average Exercise Price, Exercisable	$ 11.66